Amounts Receivable and Prepaid Expenses - Schedule of Amounts Receivable and Prepaid Expenses (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Amounts Receivable And Prepaid Expenses
Sales tax receivable	$ 177	$ 69
Amounts receivable	239	769
Prepaid expenses	498	549
Total	$ 914	$ 1,387